Other liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities [abstract]
Payments of lease liabilities, classified as financing activities	€ 301	€ 273	€ 271